Taxes On Income (Schedule Of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Reserves and allowances	$ 90,430	$ 52,691
Property, plant and equipment	9,500	465
Operating lease right of use assets	32,866
Others	45,323	47,354
Net operating loss carry-forwards	65,491	63,945
Gross deferred tax assets	243,610	164,455
Valuation allowance	(154,158)	(121,651)
Net deferred tax assets	89,452	42,804
Intangible assets	(1,121)	(2,640)
Property, plant and equipment	(9,573)	(10,132)
Operating lease liabilities	(32,467)
Reserves and allowances	(19,311)	(10,110)
Deferred tax liabilities, net	(62,472)	(22,882)
Net deferred tax assets	$ 26,980	$ 19,922